Equity (Details) - Schedule of Stock Option Activity	6 Months Ended
Jun. 30, 2023 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,619,559
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 27.62
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares	(2,429)
Weighted Average Exercise Price, Exercised | $ / shares	$ 3.56
Number of Options, Forfeited | shares	(205,478)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 64.78
Number of Options, Options outstanding | shares	1,411,652
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 22.25
Number of Options, Options exercisable | shares	1,084,689
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 24.18